Cost of revenues - Schedule of cost of revenue (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost of revenues	$ 870,153,720	¥ 6,087,073,336	¥ 3,503,356,228	¥ 1,890,368,777
Bandwidth costs
Cost of revenues		617,801,344	555,863,781	433,600,999
Revenue sharing fees and content costs
Cost of revenues		5,176,508,004	2,790,038,662	1,373,133,060
Others
Cost of revenues		¥ 292,763,988	¥ 157,453,785	¥ 83,634,718